CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.40